6 INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Provision for income taxes
	2016	2015
Current:
Federal and state	$(355,243)	$60,040
Foreign	96,357	-
Total current provision	(258,886)	60,040
Deferred:
Federal and state	(3,488,960)	(979,006)
Foreign	-	-
Valuation allowance	-	790,506
Total deferred benefit	(3,488,960)	(188,500)

Total provision for income taxes	$(3,747,846)	$(128,460)